Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Income	$ 322,000	$ 2,795,000
Depreciation expense	718,000	602,000
Stock-based compensation expense	251,000	242,000
Net cash provided by operating activities	4,151,000	32,611,000
Investing Activities
Net cash provided by investing activities	(3,894,000)	31,474,000
Dividends paid	(894,000)	(1,338,000)
Proceeds from issuance of unallocated shares from authorized shares	0	2,448,000
Purchase of treasury stock	(44,000)	(150,000)
Proceeds from the reissuance of treasury stock under 401(k) plan	74,000	119,000
Net cash (used in) provided by financing activities	(9,699,000)	(59,102,000)
Net (Decrease) Increase in Cash and Cash Equivalents	(9,442,000)	4,983,000
Cash and Cash Equivalents – Beginning of Year	62,989,000	58,006,000
Cash and Cash Equivalents – End of Year	53,547,000	62,989,000
Parent Company [Member]
Net Income	322,000	2,795,000
Undistributed net income in subsidiary, net of dividends	3,483,000	(3,055,000)
Depreciation expense	0	45,000
Stock-based compensation expense	251,000	242,000
(Increase) decrease in other assets	(177,000)
Net cash provided by operating activities	4,025,000	347,000
Investing Activities
Sale of property and equipment	0	1,343,000
Net cash provided by investing activities	0	1,343,000
Dividends paid	(894,000)	(1,338,000)
Proceeds from the issuance of Subordinate Debt	(4,527,000)	0
Proceeds from issuance of unallocated shares from authorized shares	0	2,448,000
Purchase of treasury stock	(44,000)	(150,000)
Proceeds from the reissuance of treasury stock under 401(k) plan	74,000	119,000
Net cash (used in) provided by financing activities	(5,391,000)	1,079,000
Net (Decrease) Increase in Cash and Cash Equivalents	(1,366,000)	2,769,000
Cash and Cash Equivalents – Beginning of Year	4,205,000	1,436,000
Cash and Cash Equivalents – End of Year	2,839,000	4,205,000
Parent Company [Member] | Senior Notes [Member]
Amortization of Debt Issuance Costs	146,000	0
Parent Company [Member] | Subordinated Debt [Member]
Amortization of Debt Issuance Costs	$ 0	$ (11,000)